FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT

27 FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT

a)	Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	2023	2024	2025
	S$	S$	S$

Financial asset

Financial assets at amortized cost:
Trade and other receivables	259,120	648,772	643,224
Cash and bank balances	8,995,067	4,970,367	2,095,489
	9,254,187	5,619,139	2,738,713

Financial assets at FVOCI:
Unquoted equity instruments	-	-	18,210
	-	-	18,210

Financial liabilities

Financial liabilities at amortized cost:
Trade and other payables	521,680	439,615	438,198
Lease liabilities	6,324	31,290	73,059
Borrowing	441,698	431,960	409,503
	969,702	902,865	920,760

Financial liabilities at FVTPL:
Warrant liabilities	146,613	11,945	25,064
	146,613	11,945	25,064

b)	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The Company does not have any financial instruments which are subject to enforceable master netting arrangements or similar netting agreements.

c)	Financial risk management policies and objectives

The management of the Company monitors and manages the financial risks relating to the operations of the Company to ensure appropriate measures are implemented in a timely and effective manner. These risks include market risk (including currency risk and interest rate risk), credit risk and liquidity risk.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

(i)	Market risk management

The Group activities are exposed primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Management monitors risks associated with changes in foreign currency exchanges rates and interest rates and will consider appropriate measures should the need arise.

There has been no significant change to the Group’s exposure to market risk or the manner in which it manages and measures the risk.

(ii)	Foreign currency risk management

The Group operates in Singapore and Malaysia. Entities in the Group regularly transact in currencies other than their respective functional currencies (“foreign currencies”).

Currency risk arises when transactions are denominated in foreign currencies other than the Group entities’ respective functional currencies.

In addition, the Group is exposed to currency translation risk on the net assets in foreign operations.

The Group’s currency exposure based on the information provided to key management is as follows:

	Singapore dollar (“SGD”)	Ringgit Malaysia (“MYR”)	United States dollar (“USD”)
	S$	S$	S$
December 31, 2025
Financial assets
Cash and bank balances	744,993	528,658	821,838
Trade and other receivables	473,892	168,243	1,089
Unquoted equity instruments	-	18,210	-
Financial assets	1,218,885	715,111	822,927
Financial liabilities
Trade and other payables	(77,595)	(125,257)	(235,346)
Lease liabilities	-	(73,059)	-
Borrowings	-	(409,503)	-
Warrant liabilities	-	-	(25,064)
Financial liabilities	(77,595)	(607,819)	(260,410)
Net financial assets	1,141,290	107,292	562,517
Add: Net financial assets denominated respective entities’ functional currencies	(1,141,290)	(107,292)	-
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	562,517

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

(ii)	Foreign currency risk management (continued)

	SGD	MYR	USD
	S$	S$	S$
December 31, 2024
Financial assets
Cash and bank balances	179,238	978,007	3,813,122
Trade and other receivables	503,889	109,371	35,512
Financial assets	683,127	1,087,378	3,848,634
Financial liabilities
Trade and other payables	(172,701)	(152,401)	(114,513)
Lease liabilities	-	(31,290)	-
Borrowings	-	(431,960)	-
Warrant liabilities	-	-	(11,945)
Financial liabilities	(172,701)	(615,651)	(126,458)
Net financial assets	510,426	471,727	3,722,176
Add: Net financial assets denominated respective entities’ functional currencies	(510,426)	(471,727)	-
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	3,722,176

If the MYR and USD change against the SGD by 5% (2024: 5%) respectively with all other variables including the tax rate being held constant, the effects arising from the net financial liability/asset that are exposed to currency risk will be as follows:

	Approximate increase/(decrease)
	2025	2024
	Loss after tax	Loss after tax
	S$	S$
USD against SGD
- strengthened	23,000	154,000
- weakened	(23,000)	(154,000)

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

(iii)	Interest rate risk management

The Group is exposed to interest rate risk as the Group has bank loan amounting to S$409,503 (2024: S$431,960) which bear floating interest rates. The interest rates and terms of repayment of the loans are disclosed in the Note 12 to the financial statements. The Group currently does not have an interest rate hedging policy.

The sensitivity analysis below has been determined based on the exposure to interest rate for non-derivative instruments at the end of the reporting period. A 50 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates on loans had been 50 basis points higher/lower and all other variables were held constant, the Group’s loss for the year would increase/decrease by approximately S$1,700 (2024: S$1,700).

(iv)	Credit risk management

Credit risk refers to the risk that the counterparty will default on its contractual obligations resulting in a loss to the Company. The Group has adopted a policy of only dealing with creditworthy counterparties as a means of mitigating the risk of financial loss from defaults. The Group performs ongoing credit evaluation of its counterparties’ financial condition and generally do not require a collateral.

The carrying amount of financial assets recorded in the financial statements represents the Group’s maximum exposure to credit risk.

The Group’s major classes of financial assets are cash and bank balances and receivables, including deposits but excluding prepayment and goods and services tax receivables. Cash and bank balances are placed with reputable financial institutions.

(i) Cash and equivalents

The Group holds cash and bank balances with reputable licensed financial institutions with high credit-ratings and considered to have low credit risk. The cash balances are measures on 12-month expected credit loss basis and subject to immaterial credit loss.

(ii) Trade and other receivables

Current

Receivables are provided mainly for short-term working capital requirements. Impairment on these balances has been measured on the 12-month expected credit loss basis. The Group concludes that the loss allowance appears to be clearly trivial.

Non-Current

For long-term receivables, the Group has applied the simplified approach in IFRS 9 and use provision matrix to measure the loss allowance at lifetime expected credit losses (“ECL”). In determining ECL on a collective basis, receivables are grouped based on similar credit risk and aging. The Group considers the historical credit loss experience based on the past due status of the receivables, historical receivables’ payment profile and adjusted as appropriate to reflect current conditions and estimates of future economic conditions affecting the ability of the receivables to settle the debts. The Group has identified the country risk in which it transacts to be the most relevant factor and the historical loss rates is adjusted accordingly based on the expected changes in these factors. Based on the management’s assessment, the allowance for ECL appears to be clearly trivial.

(v)	Liquidity risk management

Prudent liquidity risk management implies sufficient cash to finance the Group’s and the Company’s operations and development activities. The Group manages the liquidity risk by maintaining a level of cash and cash equivalents deemed adequate to finance the Group’s business operations and development activities. The Group’s objective is to maintain a balance between continuing of funding including At-the-Market Sales and flexibility through the use of borrowings.

On June 13, 2025, the Company filed a preliminary prospectus that the Company may offer, from time to time, in one or more offerings, ordinary shares of no par value, share purchase contracts, share purchase units, warrants, debt securities, rights or units (collectively refer to as the “securities”). The aggregate initial offering price of the securities that the Company may offer and sell under this preliminary prospectus will not exceed U.S.$50 million.

On August 18, 2025, the Company entered into an ATM sales agreement with R.F. Lafferty & Co., Inc, pursuant to which the Company may sell up to U.S.$4,304,945 of Ordinary Shares. The Company intends to use the proceeds from these offerings to, among other uses, advance CTM-N2D, iPSC-gdNKT, CTM-GDT and CTM-MSC through clinical development. Developing pharmaceutical products and conducting pre-clinical studies and clinical trials are expensive. In the future, The Company may require additional cash funding to continue to execute its strategic plan and fund operations from time to time.

Cash flow from operations and capital contributions from shareholders have been utilized to finance the working capital requirements of the Group. As of December 31, 2025, the Group has negative cash flow from operating activities S$3,697,463 (U.S.$2,875,389). However, the Group’s working capital was positive S$2,953,806 (U.S.$2,297,073) as of December 31, 2025 and had S$2,095,489 (U.S.$1,629,589) in cash and bank balances, which is unrestricted as to withdrawal and use as of December 31, 2025. In view of these circumstances, the management of the Group has given consideration to the future liquidity and performance of the Group and its available sources of finance in assessing whether the Group will have sufficient financial resources to continue as a going concern.

The table below analyses non-derivative financial liabilities of the Group and the Company into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

(v)	Liquidity risk management (continued)

	Less than 1 year or on demand	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total undiscounted cash flow
	S$	S$	S$	S$	S$
December 31, 2025
Trade and other payables	438,198	-	-	-	438,198
Lease liabilities	22,408	22,408	35,005	-	79,821
Borrowings (excluding lease liabilities)	58,694	58,694	176,083	200,539	494,010

December 31, 2024
Trade and other payables	439,615	-	-	-	439,615
Lease liabilities	9,494	9,494	15,032	-	34,020
Borrowings (excluding lease liabilities)	56,432	56,432	169,295	249,241	531,400

(vi)	Fair value of financial assets and financial liabilities

The management considers that the carrying amounts of the Company’s financial assets and financial liabilities approximate their respective fair values due to the relatively short-term maturity of these financial instruments.

The fair values of the Group’s borrowings (other than financial assets, at FVOCI and warrant liabilities which are disclosed in Notes 9 and 14 to the consolidated financial statements) are determined by using the discounted cash flows method using discount rate that reflects the issuer’s borrowing rate as at the end of the reporting period. The Group’s non-performance risk as at December 31, 2024 and 2025 was assessed to be insignificant.

The following table shows an analysis of each class of financial instruments measured at fair value at the reporting date:

	Fair value measurement at the reporting date using
	Quoted prices in active markets for identical instruments	Significant observant inputs other than quoted prices	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	S$	S$	S$	S$
2025
Financial assets:
Unquoted equity instruments	-	-	18,210	18,210
Financial liabilities:
Warrant liabilities	-	25,064	-	25,064

2024
Financial assets:
Unquoted equity instruments	-	-	-	-
Financial liabilities:
Warrant liabilities	-	11,945	-	11,945

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

(vi)	Fair value of financial assets and financial liabilities (continued)

The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to consolidated financial statements.

(d)	Capital risk management policies and objectives

The management manages its capital to ensure that the Group will be able to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce cost of capital.

The capital structure of the Company consists of equity attributable to owners of the Company, comprising issued capital and accumulated losses as disclosed in the notes to financial statements.

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity.

	2024	2025
	S$	S$

Total debts (Notes 12-13)	463,250	482,562
Total equity	9,043,789	6,853,667

Debt-to-equity %	5%	7%

The Group is not subject to externally imposed capital requirements for the financial years ended December 31, 2024 and 2025.

The Group’s overall strategy remains unchanged from prior year.